Capital Stock (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Capital stock
Number of classes of authorized capital stock | item	2
Par value and shares authorized
Special shares, par value (in USD per share) | $ / shares	$ 0
Common stock, par value (in USD per share) | $ / shares	$ 0.50	$ 0.50
Special shares authorized (in shares)	25,000,000
Common stock, shares authorized (in shares)	25,000,000	25,000,000
Shares issued and outstanding
Special stock, shares issued (in shares)	0	0
Special stock, shares outstanding (in shares)	0	0
Common stock, shares issued (in shares)	10,160,021	10,160,021
Common stock, shares outstanding (in shares)	10,160,021	10,160,021
SFI
Capital stock
Capital contributions received to satisfy hybrid debt semi-annual interest payments | $		$ 10